Subsequent Events 3M (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Issued, Warrants	1,083,334	583,334
Date of Agreement	2014-05-07	2014-03-20
Legal Services
Date of Issuance	Jul. 01, 2014
Common Stock, shares issued	1,000,000
Future Issuance #1
Date of Issuance	Jul. 10, 2014
Common Stock, shares issued	700,000
Issued, Warrants	700,000
Common Stock, price per share	$ 0.15
Receivable	$ 30,000
Future Issuance #2
Date of Issuance	Jul. 29, 2014
Common Stock, shares issued	700,000
Issued, Warrants	700,000
Common Stock, price per share	$ 0.15
Receivable	35,000
Macallan
Date of Agreement	2014-08-12
Common Stock, shares to purchase	4,000,000
Convertible Note JMJ
Debt Instrument	55,000
Interest Charge	12.00%
Due date	Aug. 12, 2016
SPA Toledo
Date of Agreement	2014-08-14
Debt Instrument	116,600
SPA LG
Date of Agreement	2014-08-14
Debt Instrument	133,560
Convertible Note Vista
Debt Instrument	55,000
Interest Charge	12.00%
Due date	Aug. 14, 2016
Convertible Note Toledo
Debt Instrument	58,300
Interest Charge	8.00%
Due date	Aug. 15, 2015
Original Issue Discount	6.00%
Debt Instrument, Purchase Price	55,000
Convertible Note LG
Debt Instrument	66,780
Interest Charge	8.00%
Due date	Aug. 15, 2015
Original Issue Discount	6.00%
Debt Instrument, Purchase Price	63,000
Convertible Note Toledo #2
Debt Instrument	58,300
Interest Charge	8.00%
Due date	Aug. 15, 2015
Original Issue Discount	6.00%
Debt Instrument, Purchase Price	55,000
Convertible Note LG #2
Debt Instrument	66,780
Interest Charge	8.00%
Due date	Aug. 15, 2015
Original Issue Discount	6.00%
Debt Instrument, Purchase Price	$ 63,000